UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number: _____________________
This Amendment (Check only one.) :   [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     GuideStone Capital Management
Address:  2401 Cedar Springs Rd
          Dallas, TX 75201

Form 13F File Number:  28 - 10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Rodric E. Cummins
Title: Senior Vice President
Phone: 214.720.4752

Signature, Place, and Date of Signing:


/s/ Rodric E. Cummins              Dallas, TX                    10-23-08
-----------------------          ---------------                ----------
    [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):


[ ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[x]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a ] portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F
FILE NUMBER NAME
28-10120    AQR Capital Management, LLC
28-03570    AXA (on behalf of Alliance Capital Management, L.P.)
28-05508    Aronson + Johnson + Ortiz, LP
28-1006     Barrow, Hanley, Mewhinney & Strauss, Inc.
28-12019    BlackRock, Inc. (on behalf of BlackRock Financial Management)
28-12019    BlackRock, Inc. (on behalf of BlackRock Institutional)
28-10449    Columbus Circle Investors
28-10956    Genesis Asset Managers, LLP
28-04981    Goldman Sachs Group, Inc. (on behalf of Goldman Sachs Asset
            Management L.P.)
28-10469    Lazard Asset Management LLC
28-398      Loomis, Sayles & Company, L.P.
28-413      Lord, Abbett & Co LLC
28-06748    Marsico Capital Management, LLC
28-04968    Massachusetts Financial Services Co (MFS Institutional Advisors,
            Inc.)
28-03719    McKinley Capital Management, Inc.
28-11450    Mondrian Investment Partners LTD
28-290      Northern Trust Corporation (on behalf of Northern Trust
            Investments, N.A.)
28-2701     Allianz Global Investors of America L.P. (on behalf of PIMCO)
28-04643    Payden & Rygel
28-10372    Philadelphia International Advisors, LP
28-00969    Provident Investment Counsel
28-05014    Rainier Investment Management Inc.
28-00223    RCM Capital Management LLC
28-04760    RREEF America LLC
28-05734    Sands Capital Management, LLC
28-11092    TimesSquare Capital Management, LLC
28-02494    The TCW Group, Inc. (on behalf of TCW Investment Management
            Company)
28-02682    UBS Global Asset Management (Americas) Inc.
28-1700     Legg Mason, Inc. (on behalf of Western Asset Management Co.)
28-1700     Legg Mason, Inc. (on behalf of Western Asset Limited)